CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including US$92,046, US$11,002 and nil with related parties for the years ended December 31, 2023, 2024 and 2025, respectively)	$ 258,897	$ 182,603	$ 352,860
Cost of revenues (including US$82,237, US$9,426 and nil resulting from related parties sales for the years ended December 31, 2023, 2024 and 2025, respectively)	159,707	112,369	260,502
Gross profit	99,190	70,234	92,358
Operating expenses
Selling and marketing	53,829	46,471	44,527
General and administrative	29,273	24,854	26,778
Research and development	45,318	46,159	51,503
Total operating expenses	128,420	117,484	122,808
Operating loss	(29,230)	(47,250)	(30,450)
Other income and expenses
Interest income	1,526	3,672	3,089
Interest expenses	(5,697)	(5,552)	(6,752)
Realized gain from investments			109
Gain from fair value change of long-term investments	76	2,011	213
Impairment loss from investments	(2,194)	(10,129)	(313)
Other (expenses)/income, net	56	(656)	(525)
Loss before income tax and loss from equity method investments	(35,463)	(57,904)	(34,629)
Income taxes benefits/(expenses)	(2,537)	(13,693)	2,430
Loss before income/(loss) from equity method investments	(38,000)	(71,597)	(32,199)
Income/(loss) from equity method investments	(2,068)	(4,211)	1,113
Net loss	(40,068)	(75,808)	(31,086)
Less: Net loss attributable to non-controlling interest		(75)	(66)
Net loss attributable to Zepp Health Corporation	(40,068)	(75,733)	(31,020)
Net loss attributable to ordinary shareholders of Zepp Health Corporation	$ (40,068)	$ (75,733)	$ (31,020)
Net loss per share attributable to ordinary shareholders of Zepp Health Corporation
Basic loss per ordinary share	$ (0.16)	$ (0.29)	$ (0.13)
Diluted loss per ordinary share	$ (0.16)	$ (0.29)	$ (0.13)
Weighted average number of shares used in computing net loss per share
Ordinary share - basic	254,431,492	258,876,120	243,135,964
Ordinary share - diluted	254,431,492	258,876,120	243,135,964